Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	$ 47,403	$ 25,953
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,598	4,709
Change in deferred charges and other assets	8	5
Share-based compensation expense		20
Accrued severance pay and other long-term liabilities, net	(210)	(241)
Loss on sale of long-lived assets	22
Change in derivative instruments, net	(3,392)	(831)
Effect of exchange differences on inter-company balances	2,104	(368)
Increase in long-term debt due to currency fluctuations	814	1,136
Deferred income taxes, net	4,075	3,917
Decrease (increase) in trade receivables, net	9,879	(8,270)
Increase in other receivables, prepaid expenses and other	(535)	(2,088)
Increase in inventories, net	(1,583)	(1,592)
Decrease in long-term receivables and other assets	53	73
Decrease in income tax receivables		158
(Decrease) increase in trade payables	(521)	939
Increase in other accounts payable and accrued expenses	3,241	1,615
Increase (decrease) in income tax payables	12,138	(777)
Net cash provided by operating activities	78,094	24,358
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,610)	(887)
Proceeds from (investment in) short-term bank deposits	18,045	(10,105)
Proceeds from restricted bank deposits	4,014
Proceeds from long-term deposits and other assets	18
Investment in marketable securities, net	(4,909)
Proceeds from sale of long-lived assets	28
Net cash provided by (used in) investing activities	15,586	(10,992)
Cash flows from financing activities:
Proceeds from issuance of shares, net	7	8,554
Proceeds from short-term bank debt, net		2,428
(Repayment of) proceeds from long-term debt	(6,595)	9
Net cash (used in) provided by financing activities	(6,588)	10,991
Effect of exchange rate changes on cash and cash equivalents	1,173	371
Increase in cash and cash equivalents	88,265	24,728
Cash and cash equivalents at the beginning of the period	150,001	54,144
Cash and cash equivalents at the end of the period	238,266	78,872
Cash paid during the year for:
Interest	216	95
Income taxes	1,039	3,140
(a) Non-cash investing and financing transactions:
Purchase of property, plant and equipment on credit	$ 633	$ 464